Property, Plant and Equipment - Composition of Assets, Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost:
Property plant and equipment, Gross	$ 182,274	$ 168,174
Less - accumulated depreciation and amortization	123,292	112,594
Property plant and equipment, Net	58,982	55,580	$ 27,715
Machinery and Equipment [Member]
Cost:
Property plant and equipment, Gross	51,070	47,168
Leasehold Improvements [Member]
Cost:
Property plant and equipment, Gross	45,808	43,950
Land and Buildings [Member]
Cost:
Property plant and equipment, Gross	13,334	13,334
Office Furniture, Equipment [Member]
Cost:
Property plant and equipment, Gross	15,792	15,564
Computer Equipment [Member]
Cost:
Property plant and equipment, Gross	55,872	47,702
Vehicles [Member]
Cost:
Property plant and equipment, Gross	$ 398	$ 455